Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Short-term borrowings [Abstract]
Total	[1]	¥ 1,008,541	¥ 1,050,141
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	3,502,383	3,196,144
Bonds and notes issued	[3]	6,483,214	5,792,212
Subtotal		9,985,597	8,988,356
Trading balances of secured borrowings		413,613	269,950
Total		10,399,210	9,258,306
Fixed-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	872,588	765,412
Fixed-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	3,042,649	2,486,305
Floating-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	893,832	917,362
Floating-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	409,160	329,876
Index / Equity-linked obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	918,693	942,585
Index / Equity-linked obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	346,292	350,672
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	299,993	131,915
Bank borrowings	[1]	176,708	205,857
Other	[1]	¥ 531,840	¥ 712,369

[1]	Includes secured borrowings of ¥92,580 million and ¥97,481 million as of March 31, 2022 and March 31, 2023 respectively.
[2]	Includes secured borrowings of ¥79,843 million and ¥84,999 million as of March 31, 2022 and March 31, 2023 respectively.
[3]	Includes secured borrowings of ¥761,620 million and ¥742,267 million as of March 31, 2022 and March 31, 2023 respectively.